Note 11 - Income Taxes - Effective Income Tax Rate Reconciliation (Details) - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Dec. 05, 2018	Jan. 31, 2019	Jan. 31, 2018	Dec. 31, 2017	Dec. 05, 2018	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Provision for income taxes at blended U.S. statutory rate of 23.1% and 34.7%						$ 4,309,576	$ 1,587,778	$ 3,633,625
State income taxes, net of federal deduction						560,056	285,982	469,227
Foreign rate differential						(178,927)	(139,460)
Meals and entertainment						220,234	270,789	234,353
Transaction costs						44,145	1,582,474
Change in deferred tax rate							(116,954)	83,409
Domestic manufacturing deduction							(254,236)	(189,453)
Stock-based compensation						64,849	122,844	36,851
Contingent consideration fair value adjustment						122,077
Nontaxable Interest income net of foreign income inclusions						39,973	(378,068)
Foreign tax credit							(79,791)
Deferred tax on undistributed foreign earnings						(141,935)	888,576
Impact of tax reform						(14,644,758)
Increase in valuation allowance							52,662
Other						(179,410)	(65,938)	185,529
Net provision for income taxes	$ (4,192,000)	$ (2,765,000)	$ (13,544,000)	$ 267,780	$ 800,540	$ (9,784,120)	$ 3,756,658	$ 4,453,541